Income Tax - Disclosure Of Analysis Other Comprehensive Income By Item (Detail) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of analysis of other comprehensive income by item [abstract]
Foreign exchange variation of investees located abroad, Before tax			R$ 76,575	R$ 12,126	R$ 6,823	R$ 18,645	R$ 2,034
Foreign exchange variation of investees located abroad, (Charge) / Credit			0	0	0	0	0
Foreign exchange variation of investees located abroad, After tax	R$ 6,900	R$ 15,191	76,575	12,126	6,823	18,645	2,034
Gains (losses) on net investment hedge, Before tax			(121,772)	(17,591)	(10,543)	(26,508)	(3,124)
Gains (losses) on net investment hedge, (Charge) / Credit			41,402	5,762	3,410	9,013	738
Gains (losses) on net investment hedge, After tax	(7,531)	(13,911)	(80,370)	(11,829)	(7,133)	(17,495)	(2,386)
Changes in the fair value of financial assets at fair value, Before tax			(56,603)	1,494	1,058	6,727	275
Changes in the fair value of financial assets at fair value, (Charge) / Credit			22,689	(508)	(360)	(2,567)	(65)
Changes in the fair value of financial assets at fair value, After tax	(45,072)	(8,118)	(33,914)	986	698	4,160	210
Other comprehensive income, before tax			(101,800)	(3,971)	(2,662)	(1,136)	(815)
Income tax relating to components of other comprehensive income			64,091	128	3,050	6,446	673
Income tax relating to components of other comprehensive income			64,091	5,254
Other comprehensive income	R$ (45,703)	R$ (6,838)	R$ (37,709)	R$ 1,283	R$ 388	R$ 5,310	R$ (142)